Uncertainty due to changes in domestic and global economic conditions (Tables)	12 Months Ended
Dec. 31, 2020
Uncertainty due to changes in domestic and global economic conditions [Abstract]
Uncertainty due to changes in domestic and global economic conditions

48.	Uncertainty due to changes in domestic and global economic conditions

The rapid spread of the COVID-19 is negatively affecting the global economy. The Group uses forward-looking information to estimate expected credit losses in accordance with IFRS No.1109 ‘Financial Instruments’ and there have been significant changes in forward-looking information due to the spread of the COVID-19 for the year ended December 31, 2020. Accordingly, the default rate forecast for the year ended December 31, 2020 is re-estimated using changed forward-looking information on economic growth rate, consumer price index, KOSPI, which are major variables to compute the default rate. The Group will continue to monitor the impact of the COVID-19 on the economy.

Risk exposures by major consolidated subsidiaries due to COVID-19 are as follows:

(a) Shinhan Bank

	2020
	Airlift passenger		Lodging	Oil/ petroleum refinery	Art- related	Movie theater	Clothing manufacturing	Travel	Total
Loans at amortized cost	~~W~~	120,854	3,445,269	685,336	244,036	95,240	1,763,741	112,647	6,467,123
Securities at fair value through profit or loss		—	—	3,088	—	—	3,060	—	6,148
Securities at fair value through other comprehensive income		52,878	2,611	224,894	—	6,539	9,797	—	296,719
Off-balance accounts		404,767	289,948	3,058,516	9,630	111,266	938,705	60,171	4,873,003

	~~W~~	578,499	3,737,828	3,971,834	253,666	213,045	2,715,303	172,818	11,642,993

(b) Shinhan Card Co., Ltd.

	2020
	Retails
	Credit sales		Short term card loan	Long term card loan	Total
Loans at amortized cost	~~W~~	357,589	142,252	283,150	782,991
Off-balance accounts		702,124			702,124

(c)	Jeju Bank

	2020
	Lodging		Manufacturing	Retail	Construction Industry	Leisure related service industry	Transportation Business	Etc	Total
Loans at amortized cost	~~W~~	599,875	30,095	517,843	85,640	57,677	29,679	92,373	1,413,182
Off-balance accounts		20,658	563	18,691	7,100	1,053	2,103	3,082	53,250

	~~W~~	620,533	30,658	536,534	92,740	58,730	31,782	95,455	1,466,432

As of December 31, 2020, the exposure of the borrowers who applied for moratorium of interest payments and moratorium of repayment in installments by Shinhan Bank is as follows:

	Exposure
Moratorium of interest payments	~~W~~	242,794
Moratorium of repayment in installments		1,067,502
Moratorium of interest payments and moratorium of repayment in installments		80,581

	~~W~~	1,390,877